Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities

Supplemental balance sheet information related to operating leases was as follows:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Operating lease:
Cost	8,247,807	8,247,807	1,060,143
Less: accumulated amortization	(3,023,111)	(5,882,983)	(756,177)
Operating lease right-of-use assets	5,224,696	2,364,824	303,966

Current operating lease obligation	2,859,872	2,364,824	303,966
Non-current operating lease obligation	2,364,824	—	—
Total operating lease obligation	5,224,696	2,364,824	303,966

Other supplemental information about the Company’s operating lease as of March 31, 2025:

Weighted average discount rate	6.2%
Weighted average remaining lease term (years)	0.7

Schedule of Maturity Analysis of Future Minimum Lease Payments

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to March 31, 2025 are as follows:

For the period ending December 31,	HK$	US$

2025	2,426,625	311,910
Total minimum lease payments	2,426,625	311,910
Less: interest component	(61,801)	(7,944)
Present value of minimum lease payments	2,364,824	303,966